Leases (Tables)	12 Months Ended
Sep. 24, 2022
Leases [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum lease payments under the noncancellable operating leases as of September 24, 2022 are as follows (in thousands):

Total
Fiscal year 2023	$2,301
Fiscal year 2024	2,335
Fiscal year 2025	2,037
Fiscal year 2026	557
Fiscal year 2027 and thereafter	—

Total future minimum payments	$7,230